Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Payment processing revenue from affiliates	$ 7,338	$ 7,203	$ 21,846	$ 22,005	$ 29,477	$ 27,323
Business solutions revenue from affiliates	33,500	29,822	102,996	90,866	125,635	122,347
Other comprehensive income, income tax expense	$ 11	$ 0	$ 29	$ 13	$ 13	$ 13